Legal Matters	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Legal Matters

26. LEGAL MATTERS

On October 17, 2018, Kaleyra S.p.A. filed a claim against Vodafone Italia S.p.A. before the Court of Milan seeking compensation in the amount of 6.1 million euro for all the damages suffered as a consequence of the illicit and anticompetitive conduct of Vodafone, as previously determined by the Italian Antitrust Authority (namely, Autorità Garante della Concorrenza e del Mercato or AGCM) in their decisions issued on December 13, 2017; Vodafone has appealed that sanctioning resolution before the Italian Regional Administrative Court.

The deadline for filing a counterclaim by Vodafone has passed and according to Italian Law, Vodafone is no longer entitled to file a counterclaim against the Company in these proceedings.

The case has now been submitted to a panel of judges for review to determine if the claim can proceed in the Court of Milan or a suspension must be declared until the administrative proceeding is decided.

The claim is under review and Kaleyra S.p.A. and Vodafone have filed their final pleadings on October 1, 2019 and October 21, 2019, respectively. There is no certainty that the claim will be approved to proceed in the Court of Milan, rather than suspended, and the outcome of such action cannot be determined at this time. Therefore no recognition of these actions has been made in the consolidated financial statements.

On April 16, 2019 Kaleyra S.p.A. filed a claim against Telecom Italia S.p.A and Telecom Italia Sparkle S.p.A. before the Court of Milan seeking compensation in the amount of 8.3 million euros for damages suffered after the illicit conduct of both counterparts, determined by the Italian Antitrust Authority in the decision issued on December 13, 2017.

At the first hearing before the Court of Milan held for the appearance of the parties on December 11, 2019, the judge reserved the decision on the possible suspension of the civil case in consideration of the appeal brought by Telecom Italia and Telecom Italia Sparkle S.p.A. against the Italian Antitrust Authority’s decision of December 13, 2017 before the Administrative Court of Latium (namely, Tribunale Amministrativo Regionale del Lazio), which is currently pending. By order issued on December 14, 2019, the judge released his reserve and referred the issue concerning the relation between the assessment of the pending administrative case and the one to be carried out in the civil case to a panel composed of three judges. The case was therefore adjourned for a hearing on April 29, 2020 where the parties will have to file their final pleadings.

There is no certainty that the claim will be approved to proceed in the Court of Milan, rather than suspended, and the outcome of such civil action cannot be determined at this time. Therefore no recognition of these actions has been made in the consolidated financial statements.

In addition to the above, the Company has appealed the resolutions issued by the Italian Communications Authority (namely, Autorità per le Garanzie nelle Comunicazioni or AGCom) concerning the request for the annual contribution to AGCom for years 2016, 2017, 2018 and 2019.

The first instance proceeding against AGCom’s resolutions for the 2016 contribution was successful for the Company and the Regional Administrative Court annulled the resolutions the Company had appealed (judgement no. 2161/2019). However, AGCom filed its second instance appeal before the Council of State seeking the overruling of the Court’s decision. The hearing on AGCom’s appeal will take place in the last quarter of 2020.

All the other proceedings are currently pending before the Regional Administrative Court and no hearing has been scheduled yet.

The abovementioned proceedings concerning the contribution/fee to be paid to AGCom may all be suspended until the request for a preliminary ruling from the Council of State regarding an interpretation of the relevant EU law (case C-399/19) will be defined by the European Court of Justice.